Note 3 - Basis of Quarterly Presentations	9 Months Ended
Sep. 30, 2014
Disclosure Text Block [Abstract]
Basis of Accounting [Text Block]
3.	Basis of Quarterly Presentations:

The accompanying quarterly financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The financial statements of the Company included herein have been prepared by the Company pursuant to the rules and regulations of the SEC and, in the opinion of management, reflect all adjustments which are necessary to present fairly the results for the three and nine-month periods ended September 30, 2014 and 2013.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations; however, management believes that the disclosures are adequate to make the information presented not misleading.

This report should be read in conjunction with the audited financial statements and footnotes therein included in the Annual Report on Form 10-K for the year ended December 31, 2013 and with the definitive proxy statement/prospectus filed with the SEC on July 1, 2014.

The results of operations for the three and nine-month periods ended September 30, 2014 are not necessarily indicative of the results to be expected for the full year.